Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lease, Cost - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Operating Lease, Right-of-Use Asset	$ 3,052,351	$ 310,361	$ 0
Operating Lease, Liability	3,194,263	321,004	0
Less: current portion	(102,133)	(8,905)	0
Lease liability, non-current	3,092,130	312,099	0
Building [Member]
Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Operating Lease, Right-of-Use Asset	2,869,719	310,361	0
Operating Lease, Liability	2,988,118	321,004	$ 0
Office Equipment [Member]
Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lease, Cost [Line Items]
Operating Lease, Right-of-Use Asset	182,632	0
Operating Lease, Liability	$ 206,145	$ 0